leases (Tables)	6 Months Ended
Jun. 30, 2021
leases
Schedule of income from subleasing right-of-use lease assets and lease payments

		Three months		Six months
Periods ended June 30 (millions)	Note	2021	2020	2021	2020
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues		$4	$5	$12	$9
Other sublet revenue included in other income	7	$1	$—	$2	$1
Lease payments		$140	$98	$280	$200